UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/01

Check here if Amendment [ x]; Amendment Number: 1
   This Amendment (Check only one.):            [x] is a restatement
                                                [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Holland Capital Management, LP
Address: One N. Wacker Drive, Suite 700
         Chicago, IL 60606


Form 13F File Number:  28-04636

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Susan Chamberlain
Title: CCO
Phone: 312-553-4830

Signature, Place, and Date of Signing:

    /s/Susan Chamberlain                  Chicago, IL                  05/03/05
         [Signature]                       [City, State]                [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number               Name

        28-
        [Repeat as necessary.]

SEC13F.LNS                 HOLLAND CAPITAL MANAGEMENT

                             FORM 13F SUMMARY PAGE
                              AS OF DATE: 09/30/01
                         RUN DATE: 05/31/05  9:45 A.M.


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   61

FORM 13F INFORMATION TABLE VALUE TOTAL:   $409,699
                                          (thousands)


LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME


PORTVUE-SEC13F.LNP                                   HOLLAND CAPITAL MANAGEMENT                                            PAGE 1
RUN DATE: 05/31/05  9:45 A.M.
                                                     FORM 13F INFORMATION TABLE
                                                        AS OF DATE: 09/30/01

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AES CORP                       COM              00130H105     1438   112130 SH       SOLE                      0        0    112130
AMERICAN INTL GROUP INC        COM              026874107    11334   145303 SH       SOLE                      0        0    145303
AUTOLIV INC COM                COM              052800109     5068   321975 SH       SOLE                      0        0    321975
AUTOMATIC DATA PROCESSING      COM              053015103     4555    96825 SH       SOLE                      0        0     96825
BANK AMER CORP COM             COM              060505104     8853   303200 SH       SOLE                      0        0    303200
CDW COMPUTER CTRS INC COM      COM              125129106     8067   222975 SH       SOLE                      0        0    222975
CEC ENTMT INC COM              COM              125137109     8070   354975 SH       SOLE                      0        0    354975
CERIDIAN CORP NEW COM          COM              156779100     4593   316750 SH       SOLE                      0        0    316750
CHARTER ONE FINCL INC COM      COM              160903100     7038   261853 SH       SOLE                      0        0    261853
CISCO SYS INC                  COM              17275R102     2474   203100 SH       SOLE                      0        0    203100
CITIGROUP INC.                 COM              172967101    13918   343646 SH       SOLE                      0        0    343646
COGNOS INC COM                 COM              19244C109     4476   311725 SH       SOLE                      0        0    311725
COLGATE PALMOLIVE CO           COM              194162103     4507    77375 SH       SOLE                      0        0     77375
COSTCO WHOLESALE CORP          COM              22160K105     7117   200150 SH       SOLE                      0        0    200150
CVS CORP COM                   COM              126650100     6717   202325 SH       SOLE                      0        0    202325
E M C CORP MASS                COM              268648102     6477   551233 SH       SOLE                      0        0    551233
ELAN PLC ADR                   COM              284131208     3330    68725 SH       SOLE                      0        0     68725
EXXON CORPORATION              COM              30231G102    10441   265002 SH       SOLE                      0        0    265002
FANNIE MAE                     COM              313586109    10312   128800 SH       SOLE                      0        0    128800
GENERAL ELEC CO                COM              369604103    16697   448850 SH       SOLE                      0        0    448850
HOME DEPOT INC                 COM              437076102     4550   118575 SH       SOLE                      0        0    118575
I B M                          COM              459200101     8924    97300 SH       SOLE                      0        0     97300
IMPERIAL OIL LTD COM NEW       COM              453038408     4846   178100 SH       SOLE                      0        0    178100
INTEL CORP                     COM              458140100     7527   368269 SH       SOLE                      0        0    368269
J.P. MORGAN CHASE & CO         COM              46625H100     4488   131409 SH       SOLE                      0        0    131409
JOHNSON & JOHNSON              COM              478160104    13836   249756 SH       SOLE                      0        0    249756
JONES APPAREL GROUP INC COM    COM              480074103     4484   175900 SH       SOLE                      0        0    175900
KIMBERLY CLARK CORP            COM              494368103    10467   168825 SH       SOLE                      0        0    168825
LAUDER ESTEE COS INC CL A      COM              518439104     7349   221675 SH       SOLE                      0        0    221675
LEXMARK INTL GROUP INC CL A    COM              529771107     7198   161000 SH       SOLE                      0        0    161000
LILLY, ELI AND COMPANY         COM              532457108     6044    74900 SH       SOLE                      0        0     74900
LINEAR TECHNOLOGY CORP COM     COM              535678106     8780   267675 SH       SOLE                      0        0    267675
LUXOTTICA GROUP S P A ADR SPON COM              55068R202     4979   355875 SH       SOLE                      0        0    355875
MBIA INC                       COM              55262C100     7268   145369 SH       SOLE                      0        0    145369
MBNA CORP COM                  COM              55262L100     4914   243338 SH       SOLE                      0        0    243338
MEDTRONIC INC                  COM              585055106     4933   113400 SH       SOLE                      0        0    113400
MELLON FINL CORP               COM              58551A108     4875   150800 SH       SOLE                      0        0    150800
MERCK & CO INC                 COM              589331107     4646    69753 SH       SOLE                      0        0     69753
MGIC INVT CORP WIS COM         COM              552848103     6392    97825 SH       SOLE                      0        0     97825
MICROSOFT CORP                 COM              594918104    13362   522254 SH       SOLE                      0        0    522254
NOKIA CORP SPONSORED ADR       COM              654902204     6462   412925 SH       SOLE                      0        0    412925
NORTHERN TRUST CORP            COM              665859104     4927    93875 SH       SOLE                      0        0     93875
ORACLE CORP COM                COM              68389X105     4175   331900 SH       SOLE                      0        0    331900
PFIZER INC                     COM              717081103    17273   430751 SH       SOLE                      0        0    430751
PHARMACIA CORP                 COM              71713U102     7068   174265 SH       SOLE                      0        0    174265
PMI GROUP INC COM              COM              69344M101     4941   158400 SH       SOLE                      0        0    158400
SAFECO CORP COM                COM              786429100     4471   147400 SH       SOLE                      0        0    147400
SAFEWAY INC COM NEW            COM              786514208     8487   213676 SH       SOLE                      0        0    213676
SANDISK CORP COM               COM              80004C101     2269   460300 SH       SOLE                      0        0    460300
SBC COMMUNICATIONS INC COM     COM              78387G103     8209   174225 SH       SOLE                      0        0    174225
SCHERING PLOUGH CORP           COM              806605101     6831   184116 SH       SOLE                      0        0    184116





PORTVUE-SEC13F.LNP                                   HOLLAND CAPITAL MANAGEMENT                                            PAGE 2
RUN DATE: 05/31/05  9:45 A.M.
                                                     FORM 13F INFORMATION TABLE
                                                        AS OF DATE: 09/30/01
                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
SCHLUMBERGER                   COM              806857108     2078    45469 SH       SOLE                      0        0     45469
SUN MICROSYSTEM INC COM        COM              866810104     2394   289500 SH       SOLE                      0        0    289500
SYMANTEC CORP COM              COM              871503108     5610  1294400 SH       SOLE                      0        0   1294400
TEXAS INSTRS INC COM           COM              882508104     4855   194345 SH       SOLE                      0        0    194345
TIFFANY & CO NEW COM           COM              886547108     3569   164850 SH       SOLE                      0        0    164850
WAL MART STORES INC            COM              931142103     4350    87875 SH       SOLE                      0        0     87875
WALGREEN COMPANY               COM              931422109     4091   118825 SH       SOLE                      0        0    118825
WATERS CORP COM                COM              941848103     8647   241750 SH       SOLE                      0        0    241750
WELLS FARGO NEW                COM              949746101     6432   144700 SH       SOLE                      0        0    144700
ZEBRA TECHNOLOGIES CORP CL A   COM              989207105     7216   433419 SH       SOLE                      0        0    433419

     LINE COUNT: 61